Note 12 - Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

12.    Subsequent Events

Sale of Certain Intellectual Property in Exchange for Cancellation of the Boston Scientific Notes

On March 19, 2014, the Company entered into an Asset Purchase Agreement (the “BSC Purchase Agreement”) with Boston Scientific. Pursuant to the BSC Purchase Agreement, Boston Scientific purchased from the Company certain MRI-safety technology for implantable medical leads (the “Transferred Intellectual Property”) for an aggregate purchase price of $4,338,601. The Transferred Intellectual Property includes some, but not but all, of the intellectual property the Company previously licensed exclusively to Boston Scientific within the fields of neuromodulation and implantable medical leads for cardiac applications. The asset purchase price was satisfied through the cancellation of the Boston Scientific Notes in the aggregate principal amount of $4,338,601. Accordingly, all obligations of the Company under the Boston Scientific Notes have been discharged and the liens that secured the Company’s obligations under the Boston Scientific Notes have been terminated and released. The Company will record a gain equal to the aggregate purchase price on the sale of the assets sold under the BSC Purchase Agreement in its statement of operations and a corresponding decrease to related party convertible notes payable during the first quarter of 2014.

In connection with the BSC Purchase Agreement, the parties entered into a license agreement pursuant to which Boston Scientific granted the Company an exclusive, royalty-free, fully paid up, irrevocable, worldwide license to the Transferred Intellectual Property, with the right to sublicense, within fields of use other than neuromodulation and implantable medical leads for cardiac applications.

In addition, Boston Scientific and the Company entered into amendments to their pre-existing development and license agreements, in the fields of neuromodulation and implantable medical leads for cardiac applications, to eliminate the milestone-based payments and royalties provided under those agreements. As such, the Company will no longer be entitled to receive any potential future milestone-based payments or royalties under its development and license agreements with Boston Scientific.

The transactions contemplated by the BSC Purchase Agreement do not impact the Company’s ability to continue to commercialize its ClearPoint system or to continue the development of its ClearTrace system.

2014 Junior Secured Notes Offering

In March 2014, the Company entered into securities purchase agreements for the private placement of (i) 12% second-priority secured non-convertible promissory notes due 2019 (the “2014 Secured Notes”) and (ii) warrants to purchase 0.3 share of the Company’s common stock for each dollar in principal amount of 2014 Secured Notes sold by the Company. Pursuant to those securities purchase agreements, the Company sold 2014 Secured Notes in a total aggregate principal amount of $3,625,000, together with warrants to purchase up to 1,087,500 shares of common stock, for aggregate gross proceeds of $3,625,000, before expenses of approximately $80,000 and placement agent commissions.

The 2014 Secured Notes have a five-year maturity, and they bear interest at a rate of 12% per year, payable semi-annually, in arrears, on each six-month and one-year anniversary of the issuance date. The 2014 Secured Notes are not convertible into shares of the Company’s common stock. Following the third anniversary of the issuance date, the 2014 Secured Notes may be prepaid, without penalty or premium, provided that all principal and unpaid accrued interest under all 2014 Secured Notes is prepaid at the same time. Prior to the third anniversary of the issuance date, the Company may prepay all, but not less than all, of the principal and unpaid accrued interest under the 2014 Secured Notes at any time, subject to the Company’s payment of the additional prepayment premium stated in the notes. The 2014 Secured Notes are secured by a security interest in the Company’s property and assets, which security interest is junior and subordinate to the security interest that secures the Amended and Restated Note discussed in Note 7.

The warrants issued to the investors are exercisable, in full or in part, at any time prior to the fifth anniversary of the issuance date, at an exercise price of $1.75 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions.

Non-employee directors of the Company invested a total of $1,100,000, either directly or through a trust. The Company’s placement agent earned cash commissions of $139,500 as well as warrants to purchase 69,750 shares of the Company’s common stock. The placement agent warrants have the same terms and conditions as the investor warrants.

Modification of Co-Development Agreement

In February 2014, the Company and Siemens Medical Solutions USA, Inc. (“Siemens Medical”) entered into a Development Agreement (the “New Siemens Agreement”), which replaces and supersedes the Original Siemens Agreement. Therefore, upon execution of the New Siemens Agreement, the Company and Siemens AG terminated the Original Siemens Agreement. References below to “Siemens” will mean Siemens Medical or Siemens AG, as applicable.

Under the Original Siemens Agreement, Siemens and the Company performed initial work related to the development of hardware and software needed for MRI-guided, catheter-based ablation procedures to treat cardiac arrhythmias, such as atrial fibrillation. Pursuant to the terms of the Original Siemens Agreement, the Company generally was responsible for developing catheters and other hardware, and Siemens was responsible for developing software, to the Company’s specifications. The Company was responsible for paying Siemens for its software development work, but, under the Original Siemens Agreement, Siemens owned the software. Working closely with the Company, Siemens created a research version of the software platform specifically for use in MRI-guided cardiac ablation procedures with the Company’s catheters, but a commercial version was not developed under the Original Siemens Agreement.

Under the New Siemens Agreement, the Company, with cooperation, assistance and technical support from Siemens, will develop the commercial version of the research software platform created by Siemens under the Original Siemens Agreement. Once the development work is completed, subject to appropriate regulatory clearance or approval, the Company will sell the software as its own product.

Under the New Siemens Agreement, Siemens will develop certain software features (the “Host Features”) for a planned software release for certain Siemens MAGNETOM MRI systems. The Host Features will enable the connection of the Company’s software and catheters to those MAGNETOM MRI systems, and the Company will pay Siemens to perform development work for the Host Features. The amount the Company will be obligated to pay to Siemens under the New Siemens Agreement for this development work is less than the remaining amount that was to be paid under the Original Siemens Agreement described in Note 10. The Host Features, which will be owned by Siemens, will run within the MRI scanner system. The Host Features will then connect to the Company’s software, which will operate on a separate computer workstation, and enable the performance of MRI-guided cardiac ablation procedures.